UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

◻	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

⌧	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2019 to September 30, 2019

◻	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period [________________] to [________________]

◻	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
October 24, 2019
__________________________________
SOFI LENDING CORP.[1] (Exact name of securitizer as specified in its charter)

025-02080 (Commission File Number of securitizer)	0001555110 (Central Index Key Number of securitizer)

Robert Lavet, General Counsel (703) 972-2039 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ◻

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ⌧

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ◻

1 SoFi Lending Corp., as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuers: SoFi Alternative Trust 2019-C,  SoFi Professional Loan Program 2019-C Trust, SoFi Consumer Loan Program 2018-3 Repack Trust, SoFi Consumer Loan Program 2018-4 Repack Trust, SoFi Consumer Loan Program 2019-1 Repack Trust, SoFi Consumer Loan Program 2019-2 Repack Trust, SoFi Consumer Loan Program 2019-3 Repack Trust, SoFi Alternative Trust 2019-D and SoFi Consumer Loan Program 2019-4 Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SOFI LENDING CORP.

By:   /s/ Robert Lavet
Name:  Robert Lavet
Title:   Secretary

October 24, 2019